united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225        Pictoria Drive, Suite 450        Cincinnati, Ohio        45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Blueprint Adaptive Growth Allocation Fund

Institutional Class (BLUIX)

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.25%

How did the Fund perform during the reporting period?

     The recovery in equities that began in late April produced sustained uptrends in the reporting period which allowed the Fund to capitalize. Specifically, U.S. large cap stocks in the growth and technology sectors performed well and due to overweight allocations in the portfolio pushed overall performance ahead of a passive, diversified benchmark by over 150 bps.

     The trends in technology and growth sectors were led by NVIDIA Corporation, Microsoft Corporation, and Broadcom, Inc. While also generally considered a tech name, Tesla failed to follow some of its peers but moved more sideways than down. The Fund harvested losses in the position for tax purposes and positive trends appear to be slowly returning. Duolingo started the period on a high note before receding quickly. The Fund exited this position by the end of the quarter. Costco Wholesale Corporation has been choppy and generally moved lower after also starting the reporting period off well. It currently has a mix of uptrends and downtrends depending on timeframe.

     After shifting back into a primarily ‘risk-on’ stance by May, the Fund maintained this overall allocation throughout the last reporting period and continues to hold it as the new reporting period begins. As tariff uncertainty has abated somewhat and monetary policy stances have softened, the environment for stocks has improved, driving volatility lower and prices higher. These types of trends are favorable, if not ideal, for the Fund’s tactical momentum-based strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Blueprint Adaptive Growth Allocation Fund - Institutional Class - $15,993
Morningstar Global Allocations Index - $16,820
S&P 500® Index - $27,148
$30,000
$26,000
$22,000
$18,000
$14,000
$10,000
Mar-2020
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	Blueprint Adaptive Growth Allocation Fund - Institutional Class	Morningstar Global Allocations Index	S&P 500® Index
Mar-2020	$10,000	$10,000	$10,000
Aug-2020	$11,430	$12,152	$13,649
Aug-2021	$13,374	$14,330	$17,903
Aug-2022	$11,741	$11,999	$15,893
Aug-2023	$12,247	$12,996	$18,427
Aug-2024	$14,827	$15,206	$23,428
Aug-2025	$15,993	$16,820	$27,148

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	7.86%	6.95%	9.05%
Morningstar Global Allocations Index	10.61%	6.72%	10.07%
S&P 500® Index	15.88%	14.74%	20.24%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://blueprintip.com/systematic-investing-strategies/risk-managed-global-fund-blueprint-adaptive-growth-allocation/#performance for current month-end performance.

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Fund Statistics

  Net Assets$191,027,567
  Number of Portfolio Holdings237
  Advisory Fee (net of recoupments)$918,527
  Portfolio Turnover142%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Exchange-Traded Funds	15.1%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.6%
Financials
15.6%
Exchange-Traded Funds
15.1%
Communications
9.9%
Industrials
8.2%
Consumer Discretionary
6.9%
Real Estate
4.7%
Health Care
3.9%
Consumer Staples
3.9%
Energy
2.1%
Materials
1.7%
Utilities
1.5%
Money Market Funds
0.7%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Utilities	1.5%
Materials	1.7%
Energy	2.1%
Consumer Staples	3.9%
Health Care	3.9%
Real Estate	4.7%
Consumer Discretionary	6.9%
Industrials	8.2%
Communications	9.9%
Exchange-Traded Funds	15.1%
Financials	15.6%
Technology	25.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.2%
Microsoft Corporation	5.7%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc. - Classes A & C	3.0%
Meta Platforms, Inc. - Class A	2.5%
iShares Gold Trust	2.4%
Broadcom, Inc.	2.1%
Xtrackers Harvest CSI 300 China A-Shares ETF	1.7%
iShares MSCI South Korea ETF	1.6%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Blueprint Adaptive Growth Allocation Fund - Institutional Class (BLUIX)

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/blueprint/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-BLUIX

HVIA Equity Fund

Institutional Class (HVEIX)

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/hvia/. You can also request this information by contacting us at (888) 209-8710. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.99%

How did the Fund perform during the reporting period?

For the six months ended August 31, 2025, the Fund returned 7.57%, modestly behind the S&P 500’s 9.21%. Market conditions were shaped by cooling inflation, weakening labor data, and shifting Fed expectations. Early in the period, sticky services inflation and firm demand supported risk assets; as hiring slowed and prior payrolls were revised lower, employment concerns mounted—culminating in the Fed’s September rate cut. A narrow advance led by a few mega-cap tech stocks created a difficult backdrop for diversified portfolios.

With regards to sector allocations’ impact on performance, the strongest contributors were Industrials (+1.68%), Financials (+0.61%), and Communication Services (+0.31%). Industrials benefited from both overweight and selection—United Retals, Inc., Quanta Services, Inc., Rockwell Automation, Inc., and Generac Holidngs, Inc. each delivered > 40%. Financials saw solid gains from Goldman Sachs Group, Inc., Charles Schwab Corporation, and American Express Company. Communication Services was aided by Meta Platforms, Inc. and Netflix, Inc. The weakest sectors were Information Technology (–1.65%), where strong absolute gains (Fund +18.7%) lagged the benchmark (+23.4%) given underweights to index leaders; Consumer Discretionary (–1.51%); and Health Care (–0.59%).

Index Concentration Impact: Underweights to the top three index holdings cost –1.53% in active contribution was as follows: NVIDIA Corporation: our largest holding, (+52.7% 6 mts end 8/31): underweight detracted –0.65% CTR, Microsoft Corporation: Our relative underweight (+30.9% 6 mts end 8/31) cost –0.99% and Apple, Inc. (–2.2% 6 mts end 8/31): underweight helped +0.11% CTR.

The following holdings were the strongest by total return, with Amphenol Corporation and United Rentals, Inc. together contributing over +1.5% of the total fund return: Amphenol Corporation +72.3%, United Rentals, Inc. +55.6% and NVIDIA Corporation +52.7%. The following holdings were at the bottom by total return: UnitedHealth Group, Inc. -32.9%, Starbucks Corporation -22.5% and Chipotle Mexican Grill, Inc. -22.4%.

During the volatility of March and April, we leaned into dislocations, adding high-conviction names with superior growth profiles at attractive valuations. Notably, Amphenol Corporation, initiated during this period, was the Fund’s best performer. We also added Rockwell Automation, Inc. and MercadoLibre, Inc., both aligned with our long-term growth and quality framework.

The Fund continues to emphasize high-quality U.S. companies with durable growth, strong balance sheets and operating efficiencies. This approach delivered competitive absolute results while mitigating volatility, even as benchmark concentration and labor-market-driven policy shifts challenged relative returns.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

$100,000
$85,000
$70,000
$55,000
$40,000
$25,000
Oct-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
HVIA Equity Fund - Institutional Class - $83,930
S&P 500® Index - $87,051

	HVIA Equity Fund - Institutional Class	S&P 500® Index
Oct-2016	$25,000	$25,000
Aug-2017	$30,118	$29,144
Aug-2018	$35,300	$34,875
Aug-2019	$36,319	$35,894
Aug-2020	$47,796	$43,768
Aug-2021	$61,673	$57,408
Aug-2022	$52,659	$50,962
Aug-2023	$62,378	$59,088
Aug-2024	$77,272	$75,122
Aug-2025	$83,930	$87,051

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	8.62%	11.92%	14.56%
S&P 500® Index	15.88%	14.74%	15.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,495,161
  Number of Portfolio Holdings56
  Advisory Fee (net of waivers)$182,781
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.8%
Industrials
15.8%
Financials
14.3%
Communications
10.7%
Consumer Discretionary
10.6%
Health Care
6.9%
Real Estate
3.6%
Energy
2.7%
Utilities
2.1%
Materials
1.8%
Consumer Staples
1.0%
Money Market Funds
0.6%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.6%
Consumer Staples	1.0%
Materials	1.8%
Utilities	2.1%
Energy	2.7%
Real Estate	3.6%
Health Care	6.9%
Consumer Discretionary	10.6%
Communications	10.7%
Financials	14.3%
Industrials	15.8%
Technology	29.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
Amazon.com, Inc.	4.0%
KLA Corporation	3.9%
American Express Company	3.7%
Microsoft Corporation - Class A	3.6%
Meta Platforms, Inc. - Class A	3.5%
Alphabet, Inc. - Class C	3.4%
Apple, Inc.	2.8%
Chart Industries, Inc.	2.3%
Visa, Inc. - Class A	2.3%

Material Fund Changes

Effective October 8, 2025, Hudson Valley Investment Advisors, Inc. changed its name to Orange Investment Advisors, Inc. The Adviser’s name change does not affect the investment objective or principal investment strategies of the Fund, the Adviser personnel who provide services to the Fund, the name of the Fund or the ownership or structure of the Adviser.

HVIA Equity Fund (HVEIX)

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hvia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-HVEIX

Nia Impact Solutions Fund

(NIAGX)

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$52	0.99%

How did the Fund perform during the reporting period?

During the period March 1 to August 31, the Fund returned 8.58%, relative to the MSCI ACWI IMI Index which returned 11.68%. Top-performing sectors for the Fund were Financials, Industrials and Materials while bottom performing sectors were Technology, Health Care and Consumer Staples.

Within the Financials sector, fintech holdings Robinhood Markets, Inc. - Class A and B Corp Lemonade, Inc. posted strong gains on robust earnings and deregulation-driven optimism. The Industrials sector also contributed positively to performance, led by engineering and infrastructure firms Stantec, Inc. and AECOM, which benefited from resilient demand and spending in public infrastructure as well as environmental engineering. Performance in the materials sector was driven by the acquisition of Radius Recycling by Toyota Tsusho at a 115% premium to its March 12 closing price, highlighting strong strategic interest in circular economy assets.

Detractors were concentrated in the Technology sector, where cyber security focused Fortinet, Inc. and Atlassian Corporation - Class A declined amid investor concerns over AI-driven software disruption. The Health Care sector lagged, with Organon and Vertex Pharmaceuticals, Inc. underperforming due to limited pipeline progress and competitive pressures. The Consumer Staples sector was another area of weakness; United Natural Foods, Inc. faced a major cyberattack in June that disrupted operations and weighed heavily on share price, while The Honest Company, Inc. struggled under tariff-related margin pressure.

Macro themes played a decisive role over the period. The introduction of tariffs pressured margins in consumer staples and select industrials. Expectations of Federal Reserve rate cuts provided support to rate-sensitive sectors, although uncertainty arose from volatility around Federal Reserve governor appointments, affecting industrials with residential exposure and utilities. In contrast, deregulation provided a structural boost for fintech, while renewable energy companies faced regulatory headwinds, partially offset by stronger-than-expected earnings from names such as Vestas Wind Systems A/S - ADR.

Overall, while sector-level headwinds in IT, Health Care, and Consumer Staples weighed on relative returns, the portfolio remains positioned to benefit from long-term themes such as fintech deregulation, infrastructure investment, and the global transition to renewable energy, while maintaining disciplined exposure to companies driving measurable impact.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$16,000
$14,000
$12,000
$10,000
$8,000
May-2022
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Nia Impact Solutions Fund - $13,978
MSCI ACWI IMI Index - $15,899

	Nia Impact Solutions Fund	MSCI ACWI IMI Index
May-2022	$10,000	$9,999
Aug-2022	$10,220	$9,905
Aug-2023	$10,205	$11,225
Aug-2024	$12,637	$13,765
Aug-2025	$13,978	$15,899

Average Annual Total Returns

	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	10.61%	10.65%
MSCI ACWI IMI Index	15.48%	15.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$86,576,520
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$239,902
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 26.2%
Industrials 16.2%
Health Care 11.7%
Financials 11.1%
Energy 6.9%
Consumer Discretionary 6.9%
Communications 4.5%
Consumer Staples 4.0%
Money Market Funds 4.0%
Real Estate 3.1%
Materials 3.0%
Utilities 2.3%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	2.3%
Materials	3.0%
Real Estate	3.1%
Money Market Funds	4.0%
Consumer Staples	4.0%
Communications	4.5%
Consumer Discretionary	6.9%
Energy	6.9%
Financials	11.1%
Health Care	11.7%
Industrials	16.2%
Technology	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.7%
Stantec, Inc.	3.4%
Stride, Inc.	3.3%
Palo Alto Networks, Inc.	3.0%
First Solar, Inc.	2.9%
SAP SE - ADR	2.8%
International Business Machines Corporation	2.7%
Xylem, Inc.	2.7%
Schneider Electric SE - ADR	2.5%
AECOM	2.5%

Material Fund Changes

Effective June 30, 2025, the Adviser has contractually agreed, until June 30, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) to 0.97% of the Fund’s average daily net assets. Prior to June 30, 2025, the Adviser had contractually agreed, until June 30, 2025, to reduce management fees and reimburse other Expenses to the extent necessary to limit total annual fund operating expenses (exclusive of any Excluded Expenses) to 0.99% of the Fund’s average daily net assets.

Nia Impact Solutions Fund (NIAGX)

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.niaimpactfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-NIAGX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Blueprint Adaptive

Growth Allocation Fund

Institutional Class: (BLUIX)

Semi-Annual Financial Statements

and Additional Information

August 31, 2025

(Unaudited)

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

COMMON STOCKS — 84.0%	Shares	Value
Communications — 9.9%
Cable & Satellite — 0.0% (a)
Charter Communications, Inc. - Class A (b)	138	$36,650

Entertainment Content — 0.6%
Bandai Namco Holdings, Inc. - ADR	24,534	420,513
Walt Disney Company (The)	5,222	618,180
		1,038,693
Internet Media & Services — 7.8%
Alphabet, Inc. - Class A	14,888	3,169,804
Alphabet, Inc. - Class C	12,143	2,592,895
Auto Trader Group plc - ADR	153,024	408,574
Booking Holdings, Inc.	125	699,881
Meta Platforms, Inc. - Class A	6,381	4,713,645
Netflix, Inc. (b)	1,886	2,278,759
Prosus N.V. - ADR	38,186	470,452
Shopify, Inc. - Class A (b)	3,913	552,829
		14,886,839
Telecommunications — 1.5%
AT&T, Inc.	29,970	877,821
Deutsche Telekom AG - ADR	30,396	1,114,287
T-Mobile US, Inc.	1,378	347,242
Verizon Communications, Inc.	11,760	520,145
		2,859,495
Consumer Discretionary — 6.9%
Apparel & Textile Products — 0.2%
Kering S.A. - ADR	8,944	240,236
NIKE, Inc. - Class B	3,165	244,876
		485,112
Automotive — 0.6%
Ferrari N.V.	480	229,061
Mercedes-Benz Group AG - ADR	29,278	456,151
Toyota Motor Corporation - ADR	2,315	450,430
		1,135,642

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.0% (Continued)	Shares	Value
Consumer Discretionary — 6.9% (Continued)
Consumer Services — 0.1%
Adtalem Global Education, Inc. (b)	1,498	$196,163

E-Commerce Discretionary — 3.4%
Amazon.com, Inc. (b)	28,547	6,537,263

Home & Office Products — 0.1%
Somnigroup International, Inc.	3,501	293,909

Home Construction — 0.4%
Armstrong World Industries, Inc.	1,376	269,380
Geberit AG - ADR	6,084	446,383
		715,763
Leisure Facilities & Services — 0.7%
Amadeus IT Group S.A. - ADR	5,326	446,798
McDonald’s Corporation	1,972	618,301
Planet Fitness, Inc. - Class A (b)	2,243	235,066
		1,300,165
Retail - Discretionary — 1.4%
Boot Barn Holdings, Inc. (b)	963	171,192
Fast Retailing Comapny Ltd. - ADR	14,248	444,324
Home Depot, Inc. (The)	2,682	1,090,957
Lowe’s Companies, Inc.	1,482	382,445
Wesfarmers Ltd. - ADR (b)	17,113	513,390
		2,602,308
Consumer Staples — 3.9%
Beverages — 0.6%
Anheuser-Busch InBev S.A./N.V. - ADR	3,653	228,933
Coca-Cola Company (The)	6,021	415,389
Diageo plc - ADR	2,043	228,469
PepsiCo, Inc.	1,830	272,029
		1,144,820
Food — 0.1%
Cal-Maine Foods, Inc.	1,887	218,213

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.0% (Continued)	Shares	Value
Consumer Staples — 3.9% (Continued)
Household Products — 0.5%
L’Oreal S.A. - ADR	5,106	$475,216
Unilever plc - ADR	7,376	466,163
		941,379
Retail - Consumer Staples — 1.6%
Casey’s General Stores, Inc.	932	460,892
Costco Wholesale Corporation	627	591,462
Sprouts Farmers Market, Inc. (b)	2,537	356,550
Walmart, Inc.	17,395	1,686,967
		3,095,871
Tobacco & Cannabis — 0.8%
Altria Group, Inc.	4,599	309,099
British American Tobacco plc - ADR	8,547	486,239
Philip Morris International, Inc.	4,362	729,021
		1,524,359
Wholesale - Consumer Staples — 0.3%
US Foods Holding Corporation (b)	6,408	497,261

Energy — 2.1%
Oil & Gas Producers — 1.8%
BP plc - ADR	13,240	466,445
Chevron Corporation	5,184	832,550
DT Midstream, Inc.	4,887	509,128
Enbridge, Inc.	9,713	469,526
Exxon Mobil Corporation	6,703	766,086
Shell plc - ADR	6,186	457,022
		3,500,757
Renewable Energy — 0.3%
Vestas Wind Systems A/S - ADR	73,272	482,130

Financials — 15.6%
Asset Management — 1.2%
Brookfield Corporation	6,662	437,827
Charles Schwab Corporation (The)	4,611	441,918
Janus Henderson Group plc	4,255	188,582
Jefferies Financial Group, Inc.	5,894	382,226

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.0% (Continued)	Shares	Value
Financials — 15.6% (Continued)
Asset Management — 1.2% (Continued)
Stifel Financial Corporation	2,755	$317,624
UBS Group AG	11,860	480,567
		2,248,744
Banking — 6.9%
Banco Santander S.A. - ADR	56,737	540,704
Bank of America Corporation	19,271	977,810
Bank of Montreal	4,003	484,363
Bank of Nova Scotia (The)	7,955	496,869
Barclays plc - ADR	22,648	444,580
BNP Paribas S.A. - ADR	23,359	1,051,389
Citigroup, Inc.	4,551	439,490
Commonwealth Bank of Australia - ADR	3,992	444,629
DBS Group Holdings Ltd. - ADR	3,052	480,202
East West Bancorp, Inc.	3,095	325,408
First Horizon Corporation	13,358	301,891
HSBC Holdings plc - ADR	7,194	463,797
Intesa Sanpaolo S.p.A. - ADR	12,901	487,529
JPMorgan Chase & Company	8,222	2,478,275
Lloyds Banking Group plc - ADR	105,613	456,248
Mitsubishi UFJ Financial Group, Inc. - ADR	31,009	474,128
Mizuho Financial Group, Inc. - ADR	77,437	511,084
National Australia Bank Ltd. - ADR	33,585	469,854
Royal Bank of Canada	3,396	493,643
Toronto-Dominion Bank (The)	6,226	467,822
US Bancorp	4,487	219,100
Wells Fargo & Company	9,640	792,215
		13,301,030
Institutional Financial Services — 3.4%
Bank of New York Mellon Corporation (The)	1,994	210,566
BlackRock, Inc.	418	471,145
Deutsche Boerse AG - ADR	7,790	229,415
Evercore, Inc. - Class A	996	320,264
Goldman Sachs Group, Inc. (The)	910	678,178
Hong Kong Exchanges and Clearing Ltd. - ADR	23,496	1,376,396
Houlihan Lokey, Inc.	1,535	305,849

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.0% (Continued)	Shares	Value
Financials — 15.6% (Continued)
Institutional Financial Services — 3.4% (Continued)
Interactive Brokers Group, Inc. - Class A	32,327	$2,012,032
Morgan Stanley	3,611	543,383
Piper Sandler Companies	470	156,881
SEI Investments Company	2,526	222,995
		6,527,104
Insurance — 3.3%
AIA Group Ltd. - ADR	12,898	489,866
Allianz SE - ADR	28,026	1,185,276
AXA S.A. - ADR	8,871	413,876
Berkshire Hathaway, Inc. - Class B (b)	2,974	1,495,862
Equitable Holdings, Inc.	11,058	588,949
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,021	229,588
Old Republic International Corporation	6,746	269,638
Sompo Holdings, Inc. - ADR	28,043	447,566
Swiss Re AG - ADR	9,555	433,510
Tokio Marine Holdings, Inc. - ADR	10,550	453,650
Unum Group	3,310	231,237
		6,239,018
Specialty Finance — 0.8%
Adyen N.V. - ADR (b)	13,688	229,685
American Express Company	1,564	518,122
Capital One Financial Corporation	1,681	381,957
Mr. Cooper Group, Inc. (b)	1,812	341,616
		1,471,380
Health Care — 3.9%
Biotech & Pharma — 2.8%
AbbVie, Inc.	5,021	1,056,418
AstraZeneca plc - ADR	5,763	460,464
Daiichi Sankyo Company Ltd. - ADR	9,325	222,774
Gilead Sciences, Inc.	3,270	369,412
GSK plc - ADR	11,539	457,752
Johnson & Johnson	6,382	1,130,699
Merck & Company, Inc.	3,448	290,046
Novartis AG - ADR	3,795	480,257
Pfizer, Inc.	7,745	191,766

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.0% (Continued)	Shares	Value
Health Care — 3.9% (Continued)
Biotech & Pharma — 2.8% (Continued)
Roche Holding AG - ADR	10,722	$437,136
Sanofi S.A. - ADR	4,578	226,520
		5,323,244
Health Care Facilities & Services — 0.2%
CVS Health Corporation	3,215	235,177
Encompass Health Corporation	2,333	284,066
		519,243
Medical Equipment & Devices — 0.9%
Abbott Laboratories	4,830	640,748
EssilorLuxottica S.A. - ADR	2,995	456,737
Medtronic plc	3,671	340,705
Thermo Fisher Scientific, Inc.	466	229,608
		1,667,798
Industrials — 8.2%
Aerospace & Defense — 2.1%
Airbus SE - ADR	9,221	480,875
BAE Systems plc - ADR	4,506	424,645
Boeing Company (The) (b)	2,114	496,114
Curtiss-Wright Corporation	862	412,165
General Dynamics Corporation	756	245,375
Rheinmetall AG - ADR	1,125	431,561
Rolls-Royce Holdings plc - ADR	33,785	488,193
RTX Corporation	3,688	584,917
Safran S.A. - ADR	5,574	461,249
		4,025,094
Commercial Support Services — 0.4%
Clean Harbors, Inc. (b)	1,031	249,719
Recruit Holdings Company Ltd. - ADR	38,914	444,787
		694,506
Diversified Industrials — 1.8%
3M Company	1,542	239,827
Emerson Electric Company	1,646	217,272
General Electric Company	4,223	1,162,170
Hitachi Ltd. - ADR	15,331	416,697
Honeywell International, Inc.	868	190,526

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.0% (Continued)	Shares	Value
Industrials — 8.2% (Continued)
Diversified Industrials — 1.8% (Continued)
Siemens AG - ADR	8,797	$1,221,727
		3,448,219
Electrical Equipment — 0.7%
Acuity, Inc.	609	198,820
nVent Electric plc	3,850	348,001
Schneider Electric SE - ADR	4,602	226,131
Siemens Energy AG - ADR (b)	3,945	418,565
SPX Technologies, Inc. (b)	928	173,638
		1,365,155
Engineering & Construction — 1.2%
Comfort Systems USA, Inc.	902	634,449
Dycom Industries, Inc. (b)	626	158,046
EMCOR Group, Inc.	1,551	961,620
Granite Construction, Inc.	1,985	213,884
MasTec, Inc. (b)	1,782	323,771
		2,291,770
Industrial Intermediate Products — 0.2%
Chart Industries, Inc. (b)	964	192,183
Mueller Industries, Inc.	2,780	266,713
		458,896
Industrial Support Services — 0.5%
Applied Industrial Technologies, Inc.	828	218,244
Core & Main, Inc. - Class A (b)	4,325	279,914
RB Global, Inc.	4,096	469,156
		967,314
Machinery — 0.4%
Caterpillar, Inc.	1,333	558,580
Flowserve Corporation	3,704	198,757
		757,337
Transportation & Logistics — 0.6%
Deutsche Post AG - ADR	9,608	437,548
Kone OYJ - B Shares - ADR	14,498	455,092
SkyWest, Inc. (b)	1,736	210,751
		1,103,391

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.0% (Continued)	Shares	Value
Industrials — 8.2% (Continued)
Transportation Equipment — 0.3%
Volvo AB - B Shares - ADR	15,425	$473,918

Materials — 1.7%
Chemicals — 0.6%
Linde plc	2,364	1,130,677

Containers & Packaging — 0.3%
Brambles Ltd. - ADR	16,289	552,849

Metals & Mining — 0.6%
BHP Group Ltd. - ADR	8,172	455,752
Rio Tinto plc - ADR	3,695	231,750
Sumitomo Metal Mining Company Ltd. - ADR	67,174	455,440
		1,142,942
Steel — 0.2%
Carpenter Technology Corporation	1,977	476,220

Real Estate — 4.7%
Real Estate Services — 0.2%
Jones Lang LaSalle, Inc. (b)	1,082	330,626

REITs — 4.5%
CareTrust REIT, Inc.	4,973	171,121
Crown Castle, Inc.	4,980	493,717
Digital Realty Trust, Inc.	3,603	604,007
Kimco Realty Corporation	18,935	425,848
Lamar Advertising Company - Class A	2,407	306,291
Omega Healthcare Investors, Inc.	7,674	326,682
Realty Income Corporation	17,897	1,051,628
SBA Communications Corporation	1,474	301,949
Simon Property Group, Inc.	6,999	1,264,439
Ventas, Inc.	11,649	793,064
VICI Properties, Inc.	26,088	881,253
Welltower, Inc.	12,097	2,035,683
		8,655,682

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.0% (Continued)	Shares	Value
Technology — 25.6%
Semiconductors — 9.3%
Advanced Micro Devices, Inc. (b)	4,655	$757,043
ASML Holding N.V.	299	222,043
Broadcom, Inc.	13,368	3,975,510
NVIDIA Corporation	68,174	11,874,547
QUALCOMM, Inc.	1,713	275,331
Semtech Corporation (b)	3,514	204,128
Texas Instruments, Inc.	2,567	519,766
		17,828,368
Software — 7.3%
Doximity, Inc. - Class A (b)	3,302	224,338
Guidewire Software, Inc. (b)	1,400	303,828
Intuit, Inc.	403	268,801
Microsoft Corporation	21,458	10,872,554
Oracle Corporation	4,620	1,044,721
Palantir Technologies, Inc. - Class A (b)	6,174	967,527
SAP SE - ADR	785	213,646
		13,895,415
Technology Hardware — 6.3%
Apple, Inc.	40,934	9,502,419
Cisco Systems, Inc.	10,958	757,088
Flex Ltd. (b)	7,540	404,295
InterDigital, Inc.	920	249,973
Nintendo Company Ltd. - ADR	20,313	453,792
Sony Group Corporation - ADR	18,560	510,771
TD SYNNEX Corporation	1,595	236,172
		12,114,510
Technology Services — 2.7%
Experian plc - ADR	8,569	442,931
International Business Machines Corporation	1,257	306,067
Mastercard, Inc. - Class A	2,651	1,578,114
RELX plc - ADR	4,834	225,603
Visa, Inc. - Class A	7,263	2,554,978
		5,107,693

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.0% (Continued)	Shares	Value
Utilities — 1.5%
Electric Utilities — 1.3%
Duke Energy Corporation	2,182	$267,273
Enel S.p.A. - ADR	51,233	470,319
Iberdrola S.A. - ADR	5,829	439,332
National Grid plc - ADR	5,738	404,931
NextEra Energy, Inc.	6,287	452,978
OGE Energy Corporation	5,241	234,063
Southern Company (The)	2,954	272,654
		2,541,550
Gas & Water Utilities — 0.2%
National Fuel Gas Company	3,028	262,649

Total Common Stocks (Cost $131,709,589)		$160,415,134

EXCHANGE-TRADED FUNDS — 15.1%	Shares	Value
Direxion Daily S&P 500 Bull 3X	14,500	$2,798,645
Direxion Daily TSLA Bull 2X Shares	153,000	1,880,370
Global X MSCI Greece ETF	3,477	219,364
iShares China Large-Cap ETF	75,177	2,925,137
iShares Gold Trust (b)	71,732	4,669,753
iShares MSCI Brazil ETF	30,405	896,947
iShares MSCI Chile ETF	17,005	557,934
iShares MSCI China ETF	49,699	3,047,046
iShares MSCI Mexico ETF	13,069	809,494
iShares MSCI Qatar ETF	11,556	231,120
iShares MSCI South Korea ETF	43,257	3,124,886
iShares MSCI Taiwan ETF	20,466	1,203,810
iShares MSCI Thailand ETF	7,211	412,830
iShares MSCI Turkey ETF	6,131	216,363
iShares MSCI UAE ETF	10,262	198,878
ProShares Ultra S&P 500	18,947	1,994,740
WisdomTree Floating Rate Treasury Fund	9,507	478,107
Xtrackers Harvest CSI 300 China A-Shares ETF	100,254	3,203,115
Total Exchange-Traded Funds (Cost $24,146,953)		$28,868,539

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.7%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.17% (c)	657,890	$657,890
First American Government Obligations Fund - Class X, 4.22% (c)	661,362	661,362
Total Money Market Funds (Cost $1,319,252)		$1,319,252

Investments at Value — 99.8% (Cost $157,175,794)		$190,602,925

Other Assets in Excess of Liabilities — 0.2%		424,642

Net Assets — 100.0%		$191,027,567

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2025.

A/S - Aktieselskab

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

OYJ - Julkinen Osakeyhtio

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

S.p.A. - Societa per azioni

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2025 (Unaudited)

ASSETS
Investments:
At cost	$157,175,794
At value (Note 2)	$190,602,925
Receivable for capital shares sold	460,016
Dividends receivable	150,615
Tax reclaims receivable	62,502
Other assets	35,384
Total assets	191,311,442

LIABILITIES
Due to custodian	135
Payable for capital shares redeemed	80,087
Payable to the Adviser (Note 4)	162,049
Payable to administrator (Note 4)	22,205
Other accrued expenses	19,399
Total liabilities	283,875

CONTINGENCIES AND COMMITMENTS (Note 8)	—

NET ASSETS	$191,027,567

NET ASSETS CONSIST OF:
Paid-in capital	$150,040,861
Accumulated earnings	40,986,706
NET ASSETS	$191,027,567

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$191,027,567
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,234,547

Net asset value, offering price and redemption price per share (Note 2)	$15.61

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividend income	$1,996,012
Foreign withholding taxes (net of reclaims received)	(123,310)
Total investment income	1,872,702

EXPENSES
Management fees (Note 4)	866,049
Administration fees (Note 4)	84,401
Fund accounting fees (Note 4)	26,721
Registration and filing fees	20,669
Legal fees	14,540
Custodian and bank service fees	10,639
Trustees’ fees and expenses (Note 4)	10,621
Transfer agent fees (Note 4)	10,268
Compliance service fees (Note 4)	10,010
Audit and tax services fees	9,650
Shareholder report expense	6,968
Postage and supplies	3,078
Insurance expense	1,867
Other expenses	11,670
Total Expenses	1,087,151
Management fees recouped (Note 4)	52,478
Net Expenses	1,139,629

NET INVESTMENT INCOME	733,073

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investment transactions	7,872,313
Foreign currency transactions	6
Net change in unrealized appreciation (depreciation) on:
Investments	(104,681)
Foreign currency translations	235
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	7,767,873

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,500,946

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$733,073	$690,023
Net realized gains (losses) from:
Investment transactions	7,872,313	5,815,263
Foreign currency transactions	6	(400)
Long-term capital gain distributions from regulated investment companies	—	6,005
Net change in unrealized appreciation (depreciation) on:
Investments	(104,681)	11,954,490
Foreign currency translations	235	(204)
Net increase in net assets resulting from operations	8,500,946	18,465,177

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	—	(847,893)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	26,288,553	66,454,995
Net asset value of shares issued in reinvestment of distributions to shareholders	—	847,852
Payments for shares redeemed	(28,335,233)	(42,456,858)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(2,046,680)	24,845,989

TOTAL INCREASE IN NET ASSETS	6,454,266	42,463,273

NET ASSETS
Beginning of period	184,573,301	142,110,028
End of period	$191,027,567	$184,573,301

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Month Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	1,815,488	4,615,660
Shares issued in reinvestment of distributions to shareholders	—	56,599
Shares redeemed	(1,967,429)	(2,979,491)
Net increase (decrease) in shares outstanding	(151,941)	1,692,768
Shares outstanding at beginning of period	12,386,488	10,693,720
Shares outstanding at end of period	12,234,547	12,386,488

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Month Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Period Ended February 28, 2021 (a)
Net asset value at beginning of period	$14.90		$13.29	$11.05	$12.74	$12.04	$10.00

Income (loss) from investment operations:
Net investment income (b)(c)	0.06		0.06	0.08	0.09	0.07	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	0.65		1.62	2.24	(1.72)	0.69	2.06
Total from investment operations	0.71		1.68	2.32	(1.63)	0.76	2.08

Less distributions from:
Net investment income	—		(0.07)	(0.08)	(0.06)	(0.06)	(0.04)

Net asset value at end of period	$15.61		$14.90	$13.29	$11.05	$12.74	$12.04

Total return (d)	4.77	%(e)	12.64%	21.07%	(12.82%)	6.29%	20.80	%(e)

Net assets at end of period (000’s)	$191,028		$184,573	$142,110	$94,207	$80,032	$53,273

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Month Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022		Period Ended February 28, 2021 (a)
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.19	%(g)	1.21%	1.28%	1.33%	1.40%		1.93	%(g)

Ratio of net expenses to average net assets (f)(h)	1.25	%(g)	1.25%	1.25%	1.25%	1.26	%(i)	1.35	%(g)(i)

Ratio of net investment income to average net assets (c)(f)(h)	0.80	%(g)	0.42%	0.66%	0.76%	0.54%		0.20	%(g)

Portfolio turnover rate	142	%(e)	151%	244%	278%	130%		95	%(e)

(a)	Represents the period from the commencement of operations (March 31, 2020) through February 28, 2021.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower had the Adviser not reduced management fees and/or reimbursed expenses (Note 4).
(e)	Not annualized.
(f)	Ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Ratio was determined after management fees reductions, expense reimbursements and/or recoupments (Note 4).
(i)	Includes costs to organize the Fund of 0.01% and 0.10%(g) for the year ended February 28, 2022 and period ended February 28, 2021, respectively, which are excluded from the Expense Limitation Agreement (Note 4).

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Unaudited)

1. Organization

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on March 31, 2020.

The investment objective of the Fund is to seek capital appreciation while managing risk.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $5,000 initial investment).

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – Blueprint Fund Management, LLC, the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

listed securities, including common stocks and Exchange-Traded Funds (“ETFs”), on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts, if any, are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$160,415,134	$—	$—	$160,415,134
Exchange-Traded Funds	28,868,539	—	—	28,868,539
Money Market Funds	1,319,252	—	—	1,319,252
Total	$190,602,925	$—	$—	$190,602,925

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2025.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the year ended February 29, 2024, was ordinary income. No distributions were paid to shareholders during the six months ended August 31, 2025.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 28, 2025:

Cost of investments	$151,549,316
Gross unrealized appreciation	$34,939,592
Gross unrealized depreciation	(2,332,917)
Net unrealized appreciation	32,606,675
Net unrealized depreciation on foreign currency translation	(204)
Accumulated capital and other losses	(120,711)
Distributable earnings	$32,485,760

As of February 28, 2025, the Fund had short-term capital loss carryforwards of $69,306 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current or future years to offset net realized capital gains, if any.

The following information is computed on a tax basis for each item as of August 31, 2025:

Cost of investments	$158,209,299
Gross unrealized appreciation	$33,010,041
Gross unrealized depreciation	(616,415)
Net unrealized appreciation	$32,393,626
Net unrealized appreciation on foreign currencies	$31

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts and passive foreign investment companies.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2025, the Fund did not incur any interest or penalties.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended August 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $256,451,665 and $256,292,132, respectively.

4. Transactions with Related Parties

ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to the terms of the Advisory Agreement the Adviser serves as the investment adviser to the Fund. The Adviser provides the Fund with the selection of a sub-investment advisor and the compliance and managerial oversight of that sub-adviser and its services to the Fund. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Blueprint Investment Partners, LLC (the “Sub-Adviser”) serves as the Funds sub-adviser. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. For its services, the Adviser pays the Sub-Adviser an investment sub-advisory fee computed at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund does not directly pay the sub-advisory fee.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2026, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of average daily net assets for Institutional Class shares. Accordingly, during the six months ended August 31, 2025, the Adviser did not reduce its management fees.

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2026, the agreement may not be modified or terminated without the approval of the Board. After June 30, 2026, the ELA may continue from year-to-year provided such continuance is approved by the Board. The ELA may be terminated by the Adviser, or the Board, without approval by the other

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

party, at the end of the then current term upon not less than 90 days’ notice to the other parties as set forth in the ELA. As of August 31, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

February 28, 2027	$26,675
Total	$26,675

During the six months ended August 31, 2025, the Adviser recouped $52,478 of prior management fee reductions and expense reimbursements.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% OWNERSHIP
Institutional Class
Charles Schwab & Company, Inc. (for the benefit of its customers)	81%

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivative Transactions

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the six months ended August 31, 2025 are recorded in the following locations on the Statement of Operations:

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Equity call options purchased	Equity	Net realized gains on investment transactions	$151,173	Net change in unrealized appreciation (depreciation) on investments	$—

As of August 31, 2025, the Fund did not hold any derivative securities.

6. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the six months ended August 31, 2025, the Fund did not incur any borrowing costs by the custodian.

7. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2025, the Fund had 25.6% of the value of its net assets invested in stocks within the Technology sector.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

10. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

OTHER INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

HVIA EQUITY FUND

INSTITUTIONAL CLASS (HVEIX)

Managed by

Orange Investment Advisors, Inc.

(formerly known as Hudson Valley Investment Advisors, Inc.)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

August 31, 2025

(Unaudited)

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

COMMON STOCKS — 99.3%	Shares	Value
Communications — 10.7%
Entertainment Content — 1.9%
Take-Two Interactive Software, Inc. (a)	5,805	$1,354,132

Internet Media & Services — 8.8%
Alphabet, Inc. - Class C	11,520	2,459,866
Meta Platforms, Inc. - Class A	3,350	2,474,645
Netflix, Inc. (a)	1,100	1,329,075
		6,263,586
Consumer Discretionary — 10.6%
E-Commerce Discretionary — 6.0%
Amazon.com, Inc. (a)	12,400	2,839,600
MercadoLibre, Inc. (a)	575	1,421,923
		4,261,523
Leisure Facilities & Services — 2.5%
Chipotle Mexican Grill, Inc. (a)	20,000	842,800
Starbucks Corporation	10,470	923,349
		1,766,149
Retail - Discretionary — 2.1%
AutoZone, Inc. (a)	365	1,532,464

Consumer Staples — 1.0%
Beverages — 0.3%
PepsiCo, Inc.	1,580	234,867

Food — 0.7%
Mondelez International, Inc. - Class A	7,810	479,846

Energy — 2.7%
Oil & Gas Producers — 0.9%
Exxon Mobil Corporation	5,700	651,453

Oil & Gas Services & Equipment — 1.8%
Baker Hughes Company	15,620	709,148
Schlumberger Ltd.	15,800	582,072
		1,291,220
Financials — 14.3%
Asset Management — 3.3%
Blue Owl Capital, Inc.	49,000	907,480
Charles Schwab Corporation (The)	15,400	1,475,936
		2,383,416

1

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Value
Financials — 14.3% (Continued)
Banking — 1.6%
JPMorgan Chase & Company	3,680	$1,109,226

Institutional Financial Services — 4.1%
Goldman Sachs Group, Inc. (The)	1,900	1,415,975
Morgan Stanley	9,980	1,501,790
		2,917,765
Insurance — 1.6%
Marsh & McLennan Companies, Inc.	5,604	1,153,359

Specialty Finance — 3.7%
American Express Company	8,010	2,653,553

Health Care — 6.9%
Biotech & Pharma — 3.4%
AbbVie, Inc.	4,500	946,800
Eli Lilly & Company	2,030	1,487,137
		2,433,937
Health Care Facilities & Services — 1.1%
UnitedHealth Group, Inc.	2,615	810,310

Medical Equipment & Devices — 2.4%
Danaher Corporation	4,630	952,947
Thermo Fisher Scientific, Inc.	1,550	763,716
		1,716,663
Industrials — 15.8%
Electrical Equipment — 5.3%
Amphenol Corporation - Class A	13,700	1,491,382
Generac Holdings, Inc. (a)	2,000	370,500
Rockwell Automation, Inc.	2,500	858,575
Trimble, Inc. (a)	13,300	1,074,906
		3,795,363
Engineering & Construction — 3.1%
Fluor Corporation (a)	24,830	1,018,527
Quanta Services, Inc.	3,150	1,190,574
		2,209,101

2

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Value
Industrials — 15.8% (Continued)
Industrial Intermediate Products — 2.3%
Chart Industries, Inc. (a)	8,300	$1,654,688

Industrial Support Services — 3.4%
Grainger (W.W.), Inc.	1,000	1,013,500
United Rentals, Inc.	1,470	1,405,820
		2,419,320
Machinery — 1.1%
Lincoln Electric Holdings, Inc.	3,180	771,563

Transportation & Logistics — 0.6%
CSX Corporation	14,000	455,140

Materials — 1.8%
Chemicals — 0.9%
Sherwin-Williams Company (The)	1,800	658,494

Steel — 0.9%
Nucor Corporation	4,070	605,331

Real Estate — 3.6%
Real Estate Services — 2.2%
CBRE Group, Inc. - Class A (a)	9,600	1,556,352

REITs — 1.4%
Prologis, Inc.	5,393	613,616
Weyerhaeuser Company	16,958	438,703
		1,052,319
Technology — 29.8%
Semiconductors — 10.3%
KLA Corporation	3,210	2,799,120
NVIDIA Corporation	26,078	4,542,266
		7,341,386
Software — 8.7%
Adobe, Inc. (a)	2,000	713,400
Microsoft Corporation	5,100	2,584,119
Salesforce, Inc.	5,920	1,517,000
ServiceNow, Inc. (a)	1,500	1,376,190
		6,190,709

3

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Value
Technology — 29.8% (Continued)
Technology Hardware — 6.8%
Apple, Inc.	8,500	$1,973,190
Ciena Corporation (a)	13,900	1,306,183
Cisco Systems, Inc.	23,260	1,607,034
		4,886,407
Technology Services — 4.0%
International Business Machines Corporation	5,250	1,278,322
Visa, Inc. - Class A	4,610	1,621,706
		2,900,028
Utilities — 2.1%
Electric Utilities — 2.1%
Duke Energy Corporation	6,000	734,940
NextEra Energy, Inc.	10,800	778,140
		1,513,080

Total Common Stocks (Cost $42,006,867)		$71,022,750

MONEY MARKET FUNDS — 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 4.22% (b) (Cost $417,952)	417,952	$417,952

Investments at Value — 99.9% (Cost $42,424,819)		$71,440,702

Other Assets in Excess of Liabilities — 0.1%		54,459

Net Assets — 100.0%		$71,495,161

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

4

HVIA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2025 (Unaudited)

ASSETS
Investments in securities:
At cost	$42,424,819
At value (Note 2)	$71,440,702
Receivable for capital shares sold	28,214
Dividends receivable	65,036
Tax reclaims receivable	258
Other assets	23,282
TOTAL ASSETS	71,557,492

LIABILITIES
Payable for capital shares redeemed	1,000
Payable to Adviser (Note 4)	34,520
Payable to administrator (Note 4)	12,876
Other accrued expenses	13,935
TOTAL LIABILITIES	62,331

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$71,495,161

NET ASSETS CONSIST OF:
Paid-in capital	$40,885,032
Accumulated earnings	30,610,129
NET ASSETS	$71,495,161

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$71,495,161
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	2,620,562

Net asset value, offering price and redemption price per share (Note 2)	$27.28

See accompanying notes to financial statements.

5

HVIA EQUITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividend income	$384,143

EXPENSES
Management fees (Note 4)	245,374
Administration fees (Note 4)	36,581
Fund accounting fees (Note 4)	21,841
Legal fees	14,909
Registration and filing fees	11,363
Transfer agent fees (Note 4)	11,118
Trustees’ fees and expenses (Note 4)	10,621
Audit and tax services fees	9,650
Compliance fees (Note 4)	6,000
Shareholder reporting expense	5,048
Custody and bank service fees	4,461
Postage and supplies	2,601
Insurance expense	1,575
Other expenses	9,720
TOTAL EXPENSES	390,862
Less fee reductions by the Adviser (Note 4)	(62,593)
NET EXPENSES	328,269

NET INVESTMENT INCOME	55,874

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investments	(528,332)
Net change in unrealized appreciation (depreciation) on investments	5,702,632
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,174,300

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,230,174

See accompanying notes to financial statements.

6

HVIA EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$55,874	$130,451
Net realized gains (losses) from investments	(528,332)	3,236,600
Net change in unrealized appreciation (depreciation) on investments	5,702,632	1,017,952
Net increase in net assets resulting from operations	5,230,174	4,385,003

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	—	(1,572,848)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	6,040,939	14,075,364
Net asset value of shares issued in reinvestment of distributions to shareholders	—	3,488
Payments for shares redeemed	(5,236,474)	(6,994,695)
Net increase in Institutional Shares net assets from capital share transactions	804,465	7,084,157

TOTAL INCREASE IN NET ASSETS	6,034,639	9,896,312

NET ASSETS
Beginning of period	65,460,522	55,564,210
End of period	$71,495,161	$65,460,522

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	250,432	555,661
Shares reinvested	—	138
Shares redeemed	(211,107)	(272,820)
Net increase in shares outstanding	39,325	282,979
Shares outstanding at beginning of period	2,581,237	2,298,258
Shares outstanding at end of period	2,620,562	2,581,237

See accompanying notes to financial statements.

7

HVIA EQUITY FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended Feb. 28, 2025	Year Ended Feb. 29, 2024	Year Ended Feb. 28, 2023	Year Ended Feb. 28, 2022	Year Ended Feb. 28, 2021
Net asset value at beginning of period	$25.36		$24.18	$18.16	$21.67	$19.38	$14.00

Income (loss) from investment operations:
Net investment income	0.02		0.05	0.07	0.15	0.02	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	1.90		1.77	6.32	(2.08)	2.88	5.45
Total from investment operations	1.92		1.82	6.39	(1.93)	2.90	5.47

Less distributions from:
Net investment income	—		(0.06)	(0.09)	(0.13)	(0.03)	(0.00	)(a)
Net realized gains	—		(0.58)	(0.28)	(1.45)	(0.58)	(0.09)
Total distributions	—		(0.64)	(0.37)	(1.58)	(0.61)	(0.09)

Net asset value at end of period	$27.28		$25.36	$24.18	$18.16	$21.67	$19.38

Total return (b)	7.57	%(c)	7.57%	35.36%	(8.62%)	14.66%	39.10%

Net assets at end of period (000’s)	$71,495		$65,461	$55,564	$35,178	$37,732	$30,410

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.18	%(d)	1.19%	1.34%	1.40%	1.35%	1.59%

Ratio of net expenses to average net assets (e)	0.99	%(d)	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of net investment income to average net assets (e)	0.17	%(d)	0.21%	0.39%	0.80%	0.09%	0.13%

Portfolio turnover rate	9	%(c)	19%	23%	30%	11%	11%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

8

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Unaudited)

1. Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of August 31, 2025, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’s average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The intent of ASU 2023-07 is, through segment disclosures, to enable investors to better understand an entity’s overall performance. Orange Investment Advisors, Inc. (formerly Hudson Valley Investment Advisors, Inc.), the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by

9

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

10

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$71,022,750	$—	$—	$71,022,750
Money Market Funds	417,952	—	—	417,952
Total	$71,440,702	$—	$—	$71,440,702

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2025.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

11

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended August 31, 2025 and February 28, 2025 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
August 31, 2025	$—	$—	$—
February 28, 2025	$156,140	$1,416,708	$1,572,848

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

12

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2025:

Tax cost of investments	$41,935,921
Gross unrealized appreciation	$25,200,660
Gross unrealized depreciation	(1,887,409)
Net unrealized appreciation	23,313,251
Undistributed long-term capital gains	2,066,704
Distributable earnings	$25,379,955

The federal tax cost, unrealized appreciation (depreciation) as of August 31, 2025 is as follows:

Tax cost of investments	$42,424,819
Gross unrealized appreciation	$30,411,488
Gross unrealized depreciation	(1,395,605)
Net unrealized appreciation	$29,015,883

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2025, the Fund did not incur any interest of penalties.

3. Investment Transactions

During the six months ended August 31, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,571,843 and $5,547,017, respectively.

13

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expense on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets of the Institutional Class shares and 1.24% of the average daily net assets of the Investor Class shares. Accordingly, the Adviser reduced its management fees in the amount of $62,593 during the six months ended August 31, 2025.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $406,119 no later than the dates listed below:

February 28, 2026	$72,776
February 28, 2027	144,543
February 29, 2028	126,207
August 31, 2028	62,593
Total	$406,119

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

14

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is currently compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2025, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Pershing, LLC (for the benefit of its customers)	99.8%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2025, the Fund had 29.8% of the value of its net assets invested in stocks within the Technology sector.

15

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except the following:

Effective October 8, 2025, Hudson Valley Investment Advisors, Inc. changed its name to Orange Investment Advisors, Inc. The Adviser’s name change does not affect the investment objective or principal investment strategies of the Fund, the Adviser personnel who provide services to the Fund, the name of the Fund or the ownership or structure of the Adviser.

16

HVIA EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the HVIA Equity Fund’s (the “Fund”) Investment Advisory Agreement with Hudson Valley Investment Advisors, Inc. (the “Adviser” or “HVIA”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on April 22-23, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser and its affiliates from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of HVIA, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by HVIA, the Board took into account its familiarity with HVIA’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account HVIA’s compliance policies and procedures based on discussion with HVIA and the Chief Compliance Officer. The quality of administrative and other services, including HVIA’s role in coordinating the activities of the Fund’s other service providers,

17

HVIA EQUITY FUND

ADDITIONAL INFORMATION (Continued)

was also considered. They also considered HVIA’s relationship with its affiliates and the resources available to them, as well as potential conflicts of interest. The Board discussed the nature and extent of the services provided by HVIA including, without limitation, HVIA’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of HVIA’s portfolio managers who were responsible for the day-to day management of the Fund’s portfolio. The Board also considered HVIA’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by HVIA under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”). The Board noted HVIA’s assertion that there were no accounts HVIA managed that were comparable to the Fund. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered HVIA’s commitment to limit the Fund’s expenses under the Fund’s expense limitation agreement until at least July 1, 2026. The Board noted that the 0.74% advisory fee for the Fund was higher than the median and average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was higher than the median and average expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration HVIA’s assertion that the size of the Fund and unique aspects of its investment strategy differentiated the Fund’s fees and expenses from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended January 31, 2025, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had underperformed the peer group median for the one-year period ended January 31, 2025, ranking in the third quartile, while the Fund had outperformed the peer group median for the three- and five-year periods, ranking in the second and first quartiles, respectively. The Board noted HVIA’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the peer group funds because of the Fund’s investment approach. The Board also took into account the supplemental peer group HVIA provided and its performance as compared to the Fund for the one-, three-, five- and year to date periods.

18

HVIA EQUITY FUND

ADDITIONAL INFORMATION (Continued)

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that HVIA limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints and considered HVIA’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of HVIA and its affiliates and the direct and indirect benefits derived by HVIA and its affiliates from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as HVIA’s business as a whole. The Board considered HVIA’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of HVIA’s relationship with the Fund both before and after-tax expenses and considered whether HVIA has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and services to the Fund as needed.

Fall-Out Benefits

The Board also noted that HVIA derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that HVIA should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that HVIA’s level of profitability from its relationship with the Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) HVIA demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) HVIA maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from HVIA and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

19

Nia Impact Solutions Fund

Semi-Annual Financial Statements

and Additional Information

August 31, 2025

(Unaudited)

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

COMMON STOCKS — 95.9%	Shares	Value
Communications — 4.5%
Internet Media & Services — 2.4%
Spotify Technology S.A. (a)	1,685	$1,148,968
Zillow Group, Inc. - Class A (a)	11,351	924,879
		2,073,847
Telecommunications — 2.1%
Telefónica S.A. - ADR	344,932	1,845,386

Consumer Discretionary — 6.9%
Automotive — 1.3%
BYD Company Ltd. - ADR	84,288	1,150,531

Consumer Services — 3.3%
Stride, Inc. (a)	17,171	2,802,137

E-Commerce Discretionary — 2.3%
eBay, Inc.	22,076	2,000,306

Consumer Staples — 4.0%
Beverages — 1.4%
Vita Coco Company, Inc. (The) (a)	34,111	1,219,127

Household Products — 0.5%
Honest Company, Inc. (The) (a)	109,851	435,010

Retail - Consumer Staples — 1.2%
Natural Grocers by Vitamin Cottage, Inc.	27,624	1,062,143

Wholesale - Consumer Staples — 0.9%
United Natural Foods, Inc. (a)	27,995	791,699

Energy — 6.9%
Renewable Energy — 6.9%
First Solar, Inc. (a)	13,005	2,538,446
NEXTracker, Inc. - Class A (a)	22,815	1,534,537
Vestas Wind Systems A/S - ADR	288,277	1,896,863
		5,969,846
Financials — 11.1%
Asset Management — 6.2%
HA Sustainable Infrastructure Capital, Inc.	59,339	1,675,733
Robinhood Markets, Inc. - Class A (a)	19,680	2,047,310
Sanlam Ltd. - ADR	158,226	1,661,373
		5,384,416

1

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Financials — 11.1% (Continued)
Banking — 2.1%
Amalgamated Financial Corporation	64,550	$1,864,849

Insurance — 1.5%
Lemonade, Inc. (a)	23,915	1,265,104

Specialty Finance — 1.3%
Toast, Inc. - Class A (a)	24,730	1,115,323

Health Care — 11.7%
Biotech & Pharma — 8.8%
Daiichi Sankyo Company Ltd. - ADR	33,844	808,533
GeneDx Holdings Corporation (a)	10,332	1,337,891
Gilead Sciences, Inc.	17,835	2,014,820
GSK plc - ADR	38,161	1,513,847
Vertex Pharmaceuticals, Inc. (a)	4,915	1,921,863
		7,596,954
Health Care Facilities & Services — 1.3%
Fresenius Medical Care AG - ADR	44,380	1,140,566

Medical Equipment & Devices — 1.6%
Hologic, Inc. (a)	20,400	1,369,248

Industrials — 16.2%
Electrical Equipment — 2.5%
Schneider Electric SE - ADR	44,501	2,186,668

Engineering & Construction — 5.9%
AECOM	17,502	2,185,825
Stantec, Inc.	26,998	2,933,872
		5,119,697
Machinery — 4.2%
Mueller Water Products, Inc. - Class A	46,530	1,226,531
Xylem, Inc.	16,813	2,380,048
		3,606,579
Professional Services — 3.6%
Brambles Ltd. - ADR	47,090	1,598,234
Wolters Kluwer N.V. - ADR	11,742	1,476,909
		3,075,143
Materials — 3.0%
Construction Materials — 2.4%
Carlisle Companies, Inc.	5,437	2,098,084

2

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Materials — 3.0% (Continued)
Forestry, Paper & Wood Products — 0.6%
Sylvamo Corporation	10,712	$494,144

Real Estate — 3.1%
Real Estate Owners & Developers — 1.2%
City Developments Ltd. - ADR	202,472	1,030,583

REITs — 1.9%
Iron Mountain, Inc.	17,870	1,649,937

Technology — 26.2%
Semiconductors — 5.3%
Advanced Micro Devices, Inc. (a)	8,583	1,395,853
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	13,743	3,172,847
		4,568,700
Software — 15.2%
Atlassian Corporation - Class A (a)	5,121	910,411
Autodesk, Inc. (a)	2,760	868,572
Cloudflare, Inc. - Class A (a)	4,246	886,183
Duolingo, Inc. (a)	3,423	1,019,575
Fortinet, Inc. (a)	25,768	2,029,745
Microsoft Corporation	2,220	1,124,852
Palo Alto Networks, Inc. (a)	13,658	2,602,122
SAP SE - ADR (a)	8,781	2,389,837
Shopify, Inc. - Class A (a)	9,171	1,295,679
		13,126,976
Technology Hardware — 3.0%
Apple, Inc.	7,392	1,715,979
Crane NXT Company	14,730	879,823
		2,595,802
Technology Services — 2.7%
International Business Machines Corporation	9,812	2,389,124

Utilities — 2.3%
Electric Utilities — 1.6%
Brookfield Renewable Corporation	40,447	1,363,064

Gas & Water Utilities — 0.7%
California Water Service Group	13,010	610,559

Total Common Stocks (Cost $59,483,289)		$83,001,552

3

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET FUNDS — 4.0%	Shares	Value
First American Government Obligations Fund - Class X, 4.22% (b) (Cost $3,490,921)	3,490,921	$3,490,921

Investments at Value — 99.9% (Cost $62,974,210)		$86,492,473

Other Assets in Excess of Liabilities — 0.1%		84,047

Net Assets — 100.0%		$86,576,520

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

4

NIA IMPACT SOLUTIONS FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2025 (Unaudited)

ASSETS
Investments in securities:
At cost	$62,974,210
At value (Note 2)	$86,492,473
Receivable for capital shares sold	1,017
Dividends receivable	92,005
Tax reclaims receivable	27,500
Other assets	37,293
Total assets	86,650,288

LIABILITIES
Payable to Adviser (Note 4)	45,350
Payable to administrator (Note 4)	13,606
Other accrued expenses	14,812
Total liabilities	73,768

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$86,576,520

NET ASSETS CONSIST OF:
Paid-in capital	$65,784,888
Accumulated earnings	20,791,632
NET ASSETS	$86,576,520

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,278,506

Net asset value, offering price and redemption price per share (Note 2)	$13.79

See accompanying notes to financial statements.

5

NIA IMPACT SOLUTIONS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$749,839
Foreign witholding taxes on dividends (net of reclaims received)	(85,963)
Total investment income	663,876

EXPENSES
Management fees (Note 4)	387,017
Administration fees (Note 4)	44,168
Fund accounting fees (Note 4)	21,678
Transfer agent fees (Note 4)	18,113
Registration and filing fees	14,665
Legal fees	12,788
Trustees’ fees and expenses (Note 4)	10,621
Audit and tax services fees	9,650
Compliance fees (Note 4)	7,500
Borrowing costs (Note 5)	4,138
Shareholder reporting expenses	4,136
Custodian and bank service fees	4,035
Postage and supplies	1,783
Insurance expense	1,619
Other expenses	9,720
Total expenses	551,631
Less fee reductions by the Adviser (Note 4)	(147,115)
Net expenses	404,516

NET INVESTMENT INCOME	259,360

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments transactions	559,803
Net change in unrealized appreciation (depreciation) on investments	5,130,257
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,690,060

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,949,420

See accompanying notes to financial statements.

6

NIA IMPACT SOLUTIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$259,360	$414,776
Net realized gains (losses) from investment transactions	559,803	(420,878)
Net change in unrealized appreciation (depreciation) on investments	5,130,257	11,113,632
Net increase in net assets resulting from operations	5,949,420	11,107,530

DISTRIBUTIONS TO SHAREHOLDERS	—	(499,753)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,826,343	7,595,995
Net asset value of shares issued in reinvestment of distributions to shareholders	—	487,176
Payments for shares redeemed	(11,399,289)	(3,919,547)
Net increase (decrease) in net assets from capital share transactions	(7,572,946)	4,163,624

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,623,526)	14,771,401

NET ASSETS
Beginning of period	88,200,046	73,428,645
End of period	$86,576,520	$88,200,046

CAPITAL SHARES ACTIVITY
Shares sold	287,579	609,212
Shares reinvested	—	39,900
Shares redeemed	(951,837)	(317,132)
Net increase (decrease) in shares outstanding	(664,258)	331,980
Shares outstanding, beginning of period	6,942,764	6,610,784
Shares outstanding, end of period	6,278,506	6,942,764

See accompanying notes to financial statements.

7

NIA IMPACT SOLUTIONS FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended August 31,		Year Ended	Year Ended		Period Ended
	2025		February 28,	February 29,		February 28,
	(Unaudited)		2025	2024		2023(a)
Net asset value at beginning of period	$12.70		$11.11	$10.29		$10.00

Income from investment operations:
Net investment income	0.04		0.06	0.06		0.02
Net realized and unrealized gains on investments	1.05		1.60	0.82		0.29	(b)
Total from investment operations	1.09		1.66	0.88		0.31

Less distributions from net investment income	—		(0.07)	(0.06)		(0.02)

Net asset value at end of period	$13.79		$12.70	$11.11		$10.29

Total return (c)	8.58	%(d)	14.98%	8.53%		3.16	%(d)

Net assets at end of period (000’s)	$86,577		$88,200	$73,429		$49,446

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.35	%(e)(f)	1.37%	1.45	%(g)	1.57	%(f)(g)

Ratio of net expenses to average net assets (h)	0.99	%(e)(f)(i)	0.99%	0.99	%(g)	0.99	%(f)(g)

Ratio of net investment income to average net assets (h)	0.64	%(f)	0.51%	0.64%		0.30	%(f)

Portfolio turnover rate	14	%(d)	17%	18%		10	%(d)

(a)	Represents the period from the commencement of operations (May 10, 2022) through February 28, 2023.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees (Note 4).
(d)	Not annualized.
(e)	Includes 0.01% of borrowing costs (Note 5).
(f)	Annualized.
(g)	Includes costs to organize the Fund of 0.02% and 0.01%(f) for the year ended February 29, 2024 and the period ended February 28, 2023 (Note 4).
(h)	Ratio was determined after management fee reductions by the Adviser (Note 4).
(i)	Contractual expense limitation agreement changed from 0.99% to 0.97% effective June 30, 2025 (Note 4).

See accompanying notes to financial statements.

8

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Unaudited)

1. Organization

Nia Impact Solutions Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on May 10, 2022.

The investment objective of the Fund is to seek to achieve long-term capital appreciation by investing in companies that contribute towards advancements in the areas of diversity and inclusion, sustainability and/or social justice.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The intent of ASU 2023-07 is, through segment disclosures, to enable investors to better understand an entity’s overall performance. Nia Impact Capital, the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.

Securities valuation – The Fund values its portfolio securities including common stocks at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its

9

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by SCS, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the

10

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/ or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of August 31, 2025, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$83,001,552	$—	$—	$83,001,552
Money Market Funds	3,490,921	—	—	3,490,921
Total	$86,492,473	$—	$—	$86,492,473

Refer to the Fund’s Schedule of Investments for a listing of common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2025.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the year ended February 28, 2025, the tax character of all distributions paid to shareholders was ordinary income. For the six months ended August 31, 2025, no distributions were paid to shareholders.

11

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2025:

Tax cost of investments	$69,994,999
Gross unrealized appreciation	$23,895,812
Gross unrealized depreciation	(5,546,967)
Net unrealized appreciation	18,348,845
Accumulated capital and other losses	(3,506,633)
Distributable earnings	$14,842,212

The federal tax cost, unrealized appreciation (depreciation) as of August 31, 2025 is as follows:

Tax cost of investments	$63,000,526
Gross unrealized appreciation	$25,603,747
Gross unrealized depreciation	(2,111,800)
Net unrealized appreciation	$23,491,947

The values of federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

As of February 28, 2025, the Fund had short-term capital loss carryforwards of $1,557,225 and long-term capital loss carryforwards of $1,863,319, for federal income tax purposes, which may be carried forward indefinitely. This capital loss carryforward is available to offset net realized gains in the current and future years, thereby reducing future taxable gains.

12

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2025, the Fund did not incur any interest penalties.

3. Investment Transactions

During the six months ended August 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $11,039,269 and $16,814,144, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Effective June 30, 2025, pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2026, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.97% of the Fund’s average daily net assets. Prior to June 30, 2025, the Adviser had contractually agreed to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the six months ended August 31, 2025, the Adviser reduced its management fees in the amount of $147,115.

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2026, this agreement may not be modified or terminated without the approval of the Fund’s Board.

13

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of August 31, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $861,951 no later than the dates listed below:

February 28, 2026	$124,051
February 28, 2027	278,666
February 29, 2028	312,119
August 31, 2028	147,115
Total	$861,951

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, except not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2025, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Northern Trust (for the benefit of its customers)	44%
NFS, LLC (for the benefit of its customers)	26%

14

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the six months ended August 31, 2025, the Fund incurred $4,138 of borrowing costs.

6. ESG Investing Risk

The Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style except that do not incorporate such considerations in their investment strategy processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund’s investment process may affect the Fund’s exposure to certain investments, which may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor with the market. In addition, the Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. The Fund’s Adviser relies on available information to assist in the ESG evaluation process, and the process employed for the Fund may differ from processes employed for other funds. The Fund will seek to identify companies that it believes meet its ESG criteria based on data provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices.

7. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2025, the Fund had 25.7% of the value of its net assets invested in stocks within the Technology sector.

15

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

17

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 for HVIA Equity Fund and not applicable for Nia Impact Solutions Fund and Blueprint Adaptive Growth Allocation Fund

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 3, 2025

By (Signature and Title)*	/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	November 3, 2025

*	Print the name and title of each signing officer under his or her signature.